Operating facility and loan and derivative assets and liabilities - Derivative Liability (Details) $ in Thousands			12 Months Ended
	Mar. 31, 2020	Jan. 21, 2020 bank	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jan. 31, 2020 USD ($)
Derivative liability
Derivative assets			$ 727	$ 1,218
Derivative assets			320	768
Interest rate swaps
Derivative liability
Derivative, number of banks | bank		2
Derivative, credit swap amount			$ 27,845	$ 39,621		$ 17,400
Derivative, credit swap term		5 years
Derivative, weighted average interest rate			1.80%	1.80%
Derivative assets			$ 727	$ 1,218
Derivative assets			320	768
(Loss) gain on change in fair value			$ (709)	$ 496
Interest rate swaps | Fixed interest rate
Derivative liability
Derivative, credit swap amount					$ 43,750
Derivative, credit swap term	5 years